Property, plant and equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		$ 482
Demerger of UK and Europe operations		(1,313)
Arising on acquisitions of subsidiaries		20
Additions		260
Depreciation and impairment charge		(227)
Disposals and transfers		(10)
Exchange differences		13
Property, plant and equipment at end of year		1,065	[1],[2]	$ 482
Capital expenditures		64		134	$ 98
Right-of-use assets, property assets		0
Right-of-use assets, non-property assets		24
Right-of-use assets, non-property assets, attributable to shareholders		18
Undiscounted value of lease payments not recognised in the lease liabilities		0
Sublease rental income		11
Continuing and discontinued operations
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	[1],[2],[3]	1,795		1,067
Arising on acquisitions of subsidiaries				697
Additions				386
Depreciation and impairment charge				(184)
Disposals and transfers				(103)
Exchange differences				(68)
Property, plant and equipment at end of year	[1],[2],[3]			1,795	1,067
UK & Europe Discontinued Operations (M&G Prudential)
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		1,313
Property, plant and equipment at end of year				1,313
Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		2,614
Property, plant and equipment at end of year		1,772		2,614
Cost/Gross amount | Continuing and discontinued operations
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		2,614		1,904
Property, plant and equipment at end of year				2,614	1,904
Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		(819)
Property, plant and equipment at end of year		(707)		(819)
Accumulated depreciation | Continuing and discontinued operations
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		(819)		(837)
Property, plant and equipment at end of year				(819)	(837)
Group occupied property
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		277
Demerger of UK and Europe operations		(143)
Arising on acquisitions of subsidiaries		6
Additions		1
Depreciation and impairment charge		(9)
Property, plant and equipment at end of year		275		277
Group occupied property | Continuing and discontinued operations
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		420		399
Arising on acquisitions of subsidiaries				6
Additions				47
Depreciation and impairment charge				(14)
Disposals and transfers				(11)
Exchange differences				(7)
Property, plant and equipment at end of year				420	399
Group occupied property | UK & Europe Discontinued Operations (M&G Prudential)
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		143
Property, plant and equipment at end of year				143
Group occupied property | Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		525
Property, plant and equipment at end of year		351		525
Group occupied property | Cost/Gross amount | Continuing and discontinued operations
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		525		496
Property, plant and equipment at end of year				525	496
Group occupied property | Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		(105)
Property, plant and equipment at end of year		(76)		(105)
Group occupied property | Accumulated depreciation | Continuing and discontinued operations
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		(105)		(97)
Property, plant and equipment at end of year				(105)	(97)
Tangible assets
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		205
Demerger of UK and Europe operations		(1,170)
Arising on acquisitions of subsidiaries		13
Additions		63
Depreciation and impairment charge		(77)
Disposals and transfers		(11)
Exchange differences		4
Property, plant and equipment at end of year		197		205
Capital expenditures		64		133
Tangible assets | Continuing and discontinued operations
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		1,375		668
Arising on acquisitions of subsidiaries				691
Additions				339
Depreciation and impairment charge				(170)
Disposals and transfers				(92)
Exchange differences				(61)
Property, plant and equipment at end of year				1,375	668
Capital expenditures				386
Tangible assets | UK & Europe Discontinued Operations (M&G Prudential)
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		1,170
Property, plant and equipment at end of year				1,170
Tangible assets | Operating segments | US
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures		5		62
Tangible assets | Operating segments | Asia
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures		44		69
Tangible assets | Unallocated to a segment (other operations)
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures		15		2
Tangible assets | With-profits
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		94
Property, plant and equipment at end of year		83		94
Tangible assets | Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		2,089
Property, plant and equipment at end of year		687		2,089
Tangible assets | Cost/Gross amount | Continuing and discontinued operations
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		2,089		1,408
Property, plant and equipment at end of year				2,089	1,408
Tangible assets | Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		(714)
Property, plant and equipment at end of year		(490)		(714)
Tangible assets | Accumulated depreciation | Continuing and discontinued operations
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year		(714)		(740)
Property, plant and equipment at end of year				$ (714)	$ (740)
Right-of-use assets
Reconciliation of the carrying amount of property, plant and equipment
Recognition of right-of-use asset on initial application of IFRS 16		527
Arising on acquisitions of subsidiaries		1
Additions		196
Depreciation and impairment charge		(141)
Disposals and transfers		1
Exchange differences		9
Property, plant and equipment at end of year		593
Right-of-use assets | Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at end of year		734
Right-of-use assets | Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at end of year		$ (141)

[1]	As at 1 January 2019, the Group applied IFRS 16 ‘Leases’, using the modified retrospective approach. Under this approach, comparative information is not restated. The application of the standard has resulted in the recognition of an additional lease liability and a corresponding ‘right-of-use’ asset of a similar amount as at 1 January 2019. See note A3 and note C13 for further details.
[2]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1
[3]	The 31 December 2018 and 1 January 2018 comparative statements of financial position included discontinued UK and Europe operations